UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Series Sustainable U.S. Market Fund Fidelity® Series Sustainable U.S. Market Fund : FSUMX

This annual shareholder report contains information about Fidelity® Series Sustainable U.S. Market Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable U.S. Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Dow Jones U.S. Total Stock Market Index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picking in communication services, primarily within the media & entertainment industry, and financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+66%). The company was among our biggest holdings. The second-largest relative contributor was an overweight in GE Vernova (+96%). Not owning Meta Platforms, a benchmark component that gained about 4%, was another notable relative contributor.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in information technology, primarily within the software & services industry. Also hurting our result was stock picking in consumer staples, primarily within the food, beverage & tobacco industry, and consumer discretionary.
•The biggest individual relative detractor was an overweight in Marvell Technology (-29%). This period we increased our position in Marvell Technology. A second notable relative detractor was an underweight in Johnson & Johnson (+54%). An overweight in Lululemon Athletica (-58%) also hurt.
•Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to communication services.
Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Series Sustainable U.S. Market Fund	17.34%	22.75%
MSCI USA IMI ESG Focus Dynamic Weighted Index	14.99%	21.59%
Dow Jones U.S. Total Stock Market Index℠	15.34%	22.21%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$54,171,882
Number of Holdings	697
Total Advisory Fee	$0
Portfolio Turnover	28%
What did the Fund invest in?
(as of January 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.4
Financials	13.4
Industrials	10.7
Consumer Discretionary	9.5
Health Care	9.1
Communication Services	8.8
Energy	4.5
Consumer Staples	3.7
Materials	2.1
Real Estate	1.8
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 1.1
United Kingdom - 0.5
Taiwan - 0.4
Netherlands - 0.2
Belgium - 0.2
Zambia - 0.2
Israel - 0.1
China - 0.1
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Apple Inc	4.5
Microsoft Corp	3.9
Alphabet Inc Class C	3.8
Amazon.com Inc	3.8
Alphabet Inc Class A	2.7
Exxon Mobil Corp	2.0
Broadcom Inc	1.9
Eli Lilly & Co	1.3
Wells Fargo & Co	1.3
32.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912678.101    7319-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, January 31, 2026, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Sustainable U.S. Market Fund (the “Fund”):

Services Billed by PwC

January 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Sustainable U.S. Market Fund	$31,200	$1,200	$6,600	$400

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Sustainable U.S. Market Fund	$31,200	$2,600	$6,600	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	January 31, 2026A	January 31, 2025A
Audit-Related Fees	$7,975,400	$10,640,500
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2026A	January 31, 2025A
PwC	$13,261,000	$15,868,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Sustainable U.S. Market Fund

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Sustainable U.S. Market Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	219	20,339
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	1,121	22,028
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	386	116,857
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	26	7,324
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (a)	1,382	24,531
Financial Services - 0.0%
StoneCo Ltd Class A (a)	675	10,894
TOTAL BRAZIL		35,425
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (United States) (a)	831	15,108
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	263	10,675
CANADA - 1.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (a)	517	40,752
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	421	21,903
Energy - 0.4%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	459	4,787
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp	226	27,952
Imperial Oil Ltd	944	95,374
Imperial Oil Ltd (United States)	187	18,934
Parex Resources Inc	938	13,915
		156,175
TOTAL ENERGY		160,962
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	225	11,185
TMX Group Ltd	375	13,844
TOTAL FINANCIALS		25,029
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	547	22,432
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (a)	211	36,045
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (a)	297	83,454
IT Services - 0.1%
Shopify Inc Class A (a)	571	74,924
TOTAL INFORMATION TECHNOLOGY		158,378
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	182	12,538
Metals & Mining - 0.1%
OR Royalties Inc	145	5,717
Triple Flag Precious Metals Corp (United States)	626	21,109
		26,826
TOTAL MATERIALS		39,364
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	49	6,695
Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States)	510	24,404
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	52	2,165
TOTAL UTILITIES		26,569
TOTAL CANADA		538,129
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	337	16,822
Lundin Mining Corp	963	24,294

TOTAL CHILE		41,116
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	886	68,100
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (a)	632	23,150
FRANCE - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	45	29,043
Industrials - 0.1%
Aerospace & Defense - 0.1%
Airbus SE	167	38,235
TOTAL FRANCE		67,278
GERMANY - 0.1%
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	298	59,910
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (c)	322	19,545
ISRAEL - 0.1%
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (a)	282	24,489
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (a)	72	32,964
Software - 0.0%
Cellebrite DI Ltd (a)	842	12,386
TOTAL ISRAEL		69,839
ITALY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	678	16,652
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	686	4,866
TOTAL ITALY		21,518
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (a)	806	29,749
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	180	34,258
NETHERLANDS - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (a)	20	16,810
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	19	27,037
BE Semiconductor Industries NV	81	15,794
NXP Semiconductors NV	308	69,651
TOTAL INFORMATION TECHNOLOGY		112,482
TOTAL NETHERLANDS		129,292
PUERTO RICO - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	1,083	8,426
Financials - 0.1%
Banks - 0.1%
First BanCorp/Puerto Rico	903	19,974
Financial Services - 0.0%
EVERTEC Inc	179	5,372
TOTAL FINANCIALS		25,346
TOTAL PUERTO RICO		33,772
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (c)(d)	144	4,453
SWITZERLAND - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	67	12,489
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Silicon Motion Technology Corp ADR	14	1,665
Taiwan Semiconductor Manufacturing Co Ltd ADR	664	219,492

TOTAL TAIWAN		221,157
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (a)	138	67,543
UNITED KINGDOM - 0.5%
Consumer Staples - 0.1%
Beverages - 0.1%
Diageo PLC	1,457	33,526
Diageo PLC ADR	215	19,952
TOTAL CONSUMER STAPLES		53,478
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	817	45,523
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	341	15,665
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	954	88,503
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC	3,028	51,444
TOTAL UNITED KINGDOM		254,613
UNITED STATES - 92.0%
Communication Services - 8.7%
Diversified Telecommunication Services - 0.5%
AT&T Inc	1,823	47,781
Comcast Corp Class A	3,233	96,182
Iridium Communications Inc	103	2,051
Verizon Communications Inc	3,131	139,392
		285,406
Entertainment - 1.3%
Cinemark Holdings Inc	594	14,066
Electronic Arts Inc	280	57,098
IMAX Corp (a)	675	23,564
Netflix Inc (a)	4,006	334,461
Spotify Technology SA (a)	76	38,027
Take-Two Interactive Software Inc (a)	47	10,353
Walt Disney Co/The	1,597	180,142
Warner Bros Discovery Inc (a)	1,419	39,079
		696,790
Interactive Media & Services - 6.9%
Alphabet Inc Class A	4,279	1,446,302
Alphabet Inc Class C	6,109	2,068,080
IAC Inc Class A (a)	757	27,971
Match Group Inc	1,279	39,841
Pinterest Inc Class A (a)	1,584	35,054
Reddit Inc Class A (a)	108	19,469
Snap Inc Class A (a)	9,616	66,639
ZoomInfo Technologies Inc (a)	3,491	28,103
		3,731,459
Media - 0.0%
DoubleVerify Holdings Inc (a)	462	4,999
TOTAL COMMUNICATION SERVICES		4,718,654
Consumer Discretionary - 9.4%
Automobile Components - 0.0%
LCI Industries	137	20,097
Automobiles - 1.2%
General Motors Co	642	53,928
Harley-Davidson Inc	361	7,148
Lucid Group Inc (a)	113	1,251
Rivian Automotive Inc Class A (a)	2,223	32,789
Tesla Inc (a)	1,327	571,154
Thor Industries Inc	58	6,488
		672,758
Broadline Retail - 3.9%
Amazon.com Inc (a)	8,522	2,039,315
Dillard's Inc Class A	4	2,430
eBay Inc	394	35,941
Macy's Inc	392	7,848
		2,085,534
Distributors - 0.1%
Genuine Parts Co	176	24,462
LKQ Corp	267	8,771
		33,233
Diversified Consumer Services - 0.2%
ADT Inc	974	7,792
Bright Horizons Family Solutions Inc (a)	75	6,947
Duolingo Inc Class A (a)	37	4,960
Grand Canyon Education Inc (a)	106	18,427
H&R Block Inc	924	36,452
Laureate Education Inc (a)	1,334	45,757
Service Corp International/US	89	7,158
		127,493
Hotels, Restaurants & Leisure - 0.9%
Aramark	214	8,236
Booking Holdings Inc	19	95,035
Chipotle Mexican Grill Inc (a)	1,610	62,581
DoorDash Inc Class A (a)	196	40,106
Flutter Entertainment PLC (a)	210	34,682
Flutter Entertainment PLC (United Kingdom) (a)	46	7,531
Las Vegas Sands Corp	529	27,894
Royal Caribbean Cruises Ltd	82	26,621
Starbucks Corp	1,349	124,041
Wingstop Inc	71	18,845
Yum! Brands Inc	140	21,770
		467,342
Household Durables - 0.5%
Champion Homes Inc (a)	293	22,965
Green Brick Partners Inc (a)	172	11,935
Installed Building Products Inc	72	20,746
Lennar Corp Class A	100	10,935
Lennar Corp Class B	94	9,518
Lovesac Co/The (a)	92	1,225
Meritage Homes Corp	208	14,458
Newell Brands Inc	1,455	6,184
SharkNinja Inc (a)	842	99,525
Somnigroup International Inc	576	50,602
Taylor Morrison Home Corp (a)	175	10,666
Toll Brothers Inc	87	12,571
TopBuild Corp (a)	26	12,169
Whirlpool Corp	115	9,199
		292,698
Leisure Products - 0.1%
Acushnet Holdings Corp	46	4,459
Brunswick Corp/DE	193	15,482
Hasbro Inc	63	5,627
Latham Group Inc (a)	1,213	7,630
Peloton Interactive Inc Class A (a)	1,162	6,496
YETI Holdings Inc (a)	53	2,422
		42,116
Specialty Retail - 2.1%
Abercrombie & Fitch Co Class A (a)	153	14,937
Academy Sports & Outdoors Inc	500	27,505
Best Buy Co Inc	340	22,134
Boot Barn Holdings Inc (a)	143	25,523
Dick's Sporting Goods Inc	3	605
Five Below Inc (a)	146	27,979
GameStop Corp Class A (a)	229	5,469
Gap Inc/The	217	6,072
Group 1 Automotive Inc	22	7,794
Home Depot Inc/The	684	256,220
Lithia Motors Inc Class A	18	5,822
Lowe's Cos Inc	1,144	305,517
Murphy USA Inc	122	51,546
O'Reilly Automotive Inc (a)	142	13,974
RealReal Inc/The (a)	809	11,868
RH (a)	215	42,748
Ross Stores Inc	228	43,012
Signet Jewelers Ltd	144	13,287
TJX Cos Inc/The	372	55,729
Tractor Supply Co	837	42,587
Ulta Beauty Inc (a)	92	59,557
Urban Outfitters Inc (a)	187	13,249
Williams-Sonoma Inc	217	44,409
		1,097,543
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (a)	865	19,523
Columbia Sportswear Co	48	2,653
Crocs Inc (a)	148	12,420
Deckers Outdoor Corp (a)	511	60,984
Kontoor Brands Inc	86	5,137
Lululemon Athletica Inc (a)	256	44,672
PVH Corp	95	5,924
Samsonite Group SA (c)(d)	2,743	6,945
Steven Madden Ltd	814	35,718
Tapestry Inc	329	41,753
		235,729
TOTAL CONSUMER DISCRETIONARY		5,074,543
Consumer Staples - 3.6%
Beverages - 0.8%
Brown-Forman Corp Class B	704	19,268
Coca-Cola Co/The	2,410	180,293
Constellation Brands Inc Class A	89	13,946
Keurig Dr Pepper Inc	6,002	164,695
Molson Coors Beverage Co Class B	204	9,800
Primo Brands Corp Class A	540	10,228
Vita Coco Co Inc/The (a)	461	24,594
		422,824
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings Inc (a)	238	22,001
Casey's General Stores Inc	33	20,015
Costco Wholesale Corp	54	50,774
Dollar General Corp	343	49,196
Dollar Tree Inc (a)	272	31,984
Grocery Outlet Holding Corp (a)	624	5,947
Kroger Co/The	337	21,180
Maplebear Inc (a)	68	2,526
Performance Food Group Co (a)	133	12,695
Sprouts Farmers Market Inc (a)	382	27,088
Target Corp	1,027	108,318
US Foods Holding Corp (a)	921	77,014
Walmart Inc	1,480	176,327
		605,065
Food Products - 0.6%
Archer-Daniels-Midland Co	147	9,895
Bunge Global SA	180	20,498
Darling Ingredients Inc (a)	393	17,944
Freshpet Inc (a)	118	8,225
General Mills Inc	2,094	96,868
Hormel Foods Corp	1,335	32,854
Kraft Heinz Co/The	2,463	58,472
McCormick & Co Inc/MD	839	51,875
Simply Good Foods Co/The (a)	567	10,643
Smithfield Foods Inc	302	7,218
		314,492
Household Products - 1.1%
Church & Dwight Co Inc	674	64,873
Clorox Co/The	546	61,583
Colgate-Palmolive Co	1,250	112,863
Kimberly-Clark Corp	741	74,093
Procter & Gamble Co/The	1,937	293,978
		607,390
Personal Care Products - 0.0%
Coty Inc Class A (a)	1,262	4,000
Estee Lauder Cos Inc/The Class A	95	10,952
		14,952
TOTAL CONSUMER STAPLES		1,964,723
Energy - 4.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	2,051	114,938
Cactus Inc Class A	588	33,063
Expro Group Holdings NV (a)	1,376	22,030
Kodiak Gas Services Inc	378	15,880
SLB Ltd	1,287	62,265
Solaris Energy Infrastructure Inc Class A	521	28,754
Weatherford International PLC	264	24,837
		301,767
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp (a)	233	8,474
Cheniere Energy Inc	615	130,085
ConocoPhillips	552	57,535
DT Midstream Inc	89	11,216
Exxon Mobil Corp	7,135	1,008,890
Gulfport Energy Corp (a)	106	21,642
ONEOK Inc	1,666	131,931
Phillips 66	99	14,212
Shell PLC ADR	3,214	247,574
Targa Resources Corp	171	34,368
Uranium Energy Corp (a)	1,505	25,946
Valero Energy Corp	222	40,277
Williams Cos Inc/The	1,905	128,130
		1,860,280
TOTAL ENERGY		2,162,047
Financials - 13.2%
Banks - 5.2%
Ameris Bancorp	179	14,431
Bank of America Corp	9,818	522,318
Bank OZK	112	5,327
BOK Financial Corp	107	13,904
Byline Bancorp Inc	337	10,760
Camden National Corp	462	21,977
Citigroup Inc	788	91,179
Comerica Inc	53	4,700
Community Financial System Inc	208	13,000
Connectone Bancorp Inc	506	13,470
CVB Financial Corp	1,031	20,321
East West Bancorp Inc	185	21,171
Eastern Bankshares Inc	1,061	21,735
First Bancorp/Southern Pines NC	338	19,580
First Hawaiian Inc	390	10,355
First Horizon Corp	291	7,127
First Interstate BancSystem Inc Class A	925	32,810
FNB Corp/PA	1,133	19,884
Glacier Bancorp Inc	183	9,274
Hancock Whitney Corp	126	8,669
Independent Bank Corp/MI	603	21,195
JPMorgan Chase & Co	1,509	461,588
M&T Bank Corp	481	106,575
Pathward Financial Inc	125	11,286
Pinnacle Financial Partners Inc	20	1,902
PNC Financial Services Group Inc/The	1,506	336,290
SOUTHSTATE BANK CORP	128	13,098
TriCo Bancshares	32	1,593
Truist Financial Corp	258	13,266
United Community Bank/SC	211	7,265
Univest Financial Corp	488	16,172
US Bancorp	3,444	193,243
Webster Financial Corp	477	31,372
Wells Fargo & Co	7,034	636,507
Western Alliance Bancorp	398	35,482
Wintrust Financial Corp	187	27,581
		2,796,407
Capital Markets - 3.3%
Bank of New York Mellon Corp/The	1,493	179,041
Blackrock Inc	39	43,639
Cboe Global Markets Inc	146	38,699
Charles Schwab Corp/The	359	37,307
CME Group Inc Class A	142	41,047
Coinbase Global Inc Class A (a)	94	18,306
FactSet Research Systems Inc	38	9,666
Goldman Sachs Group Inc/The	341	318,975
Intercontinental Exchange Inc	756	131,378
Invesco Ltd	403	10,998
Janus Henderson Group PLC	393	18,915
KKR & Co Inc Class A	391	44,676
Lazard Inc	142	7,628
Moody's Corp	197	101,565
Morgan Stanley	1,046	191,209
Nasdaq Inc	525	50,867
Northern Trust Corp	695	103,854
Piper Sandler Cos	40	13,854
PJT Partners Inc Class A	108	18,687
Raymond James Financial Inc	170	28,196
S&P Global Inc	342	180,504
State Street Corp	918	120,129
StepStone Group Inc Class A	278	19,652
Stifel Financial Corp	34	4,191
T Rowe Price Group Inc	274	28,956
WisdomTree Inc	1,344	21,773
		1,783,712
Consumer Finance - 0.7%
American Express Co	374	131,712
Capital One Financial Corp	972	212,800
OneMain Holdings Inc	101	6,620
SLM Corp	283	7,683
		358,815
Financial Services - 1.7%
Affirm Holdings Inc Class A (a)	323	19,477
Apollo Global Management Inc	49	6,592
HA Sustainable Infrastructure Capital Inc	462	15,897
Mastercard Inc Class A	600	323,274
MGIC Investment Corp	261	7,026
PayPal Holdings Inc	1,114	58,697
PennyMac Financial Services Inc	108	10,791
Sycamore Partners LLC rights (a)(b)	992	535
Toast Inc Class A (a)	63	1,960
Visa Inc Class A	1,439	463,113
Voya Financial Inc	74	5,673
Walker & Dunlop Inc	167	10,503
WEX Inc (a)	45	6,926
		930,464
Insurance - 2.2%
AFLAC Inc	399	44,269
Arch Capital Group Ltd (a)	276	26,507
Axis Capital Holdings Ltd	50	5,159
Baldwin Insurance Group Inc/The Class A (a)	280	6,138
Brown & Brown Inc	119	8,580
Fidelity National Financial Inc	219	11,911
First American Financial Corp	105	6,634
Genworth Financial Inc Class A (a)	761	6,347
Hartford Insurance Group Inc/The	1,677	226,496
Kinsale Capital Group Inc	9	3,562
Lincoln National Corp	176	7,323
Marsh & McLennan Cos Inc	517	97,294
MetLife Inc	931	73,437
Primerica Inc	54	14,204
Principal Financial Group Inc	332	31,447
Progressive Corp/The	982	204,256
Prudential Financial Inc	987	109,666
Reinsurance Group of America Inc	29	5,880
Selective Insurance Group Inc	220	18,498
Travelers Companies Inc/The	685	194,889
Unum Group	210	15,954
White Mountains Insurance Group Ltd	6	12,270
Willis Towers Watson PLC	240	76,193
		1,206,914
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	1,717	19,573
Annaly Capital Management Inc	1,404	32,306
		51,879
TOTAL FINANCIALS		7,128,191
Health Care - 8.7%
Biotechnology - 2.0%
AbbVie Inc	1,044	232,822
Alkermes PLC (a)	376	12,743
Alnylam Pharmaceuticals Inc (a)	152	51,385
Amgen Inc	93	31,795
Arcellx Inc (a)	283	19,332
Biogen Inc (a)	348	62,602
Blueprint Medicines Corp rights (a)(b)	93	0
Celldex Therapeutics Inc (a)	629	15,473
Cogent Biosciences Inc (a)	494	17,740
Cytokinetics Inc (a)	362	22,875
Day One Biopharmaceuticals Inc (a)	869	9,698
Exact Sciences Corp (a)	152	15,556
Gilead Sciences Inc	2,516	357,146
Kymera Therapeutics Inc (a)	174	12,648
Madrigal Pharmaceuticals Inc (a)	41	20,062
Mirati Therapeutics Inc rights (a)(b)	26	0
Moderna Inc (a)	351	15,469
Nuvalent Inc Class A (a)	30	3,087
PTC Therapeutics Inc (a)	117	8,837
Regeneron Pharmaceuticals Inc	48	35,590
Rhythm Pharmaceuticals Inc (a)	129	13,225
Soleno Therapeutics Inc (a)	116	4,473
Spyre Therapeutics Inc (a)	93	2,974
Stoke Therapeutics Inc (a)	426	12,925
Vaxcyte Inc (a)	566	30,321
Vericel Corp (a)	92	3,310
Vertex Pharmaceuticals Inc (a)	137	64,376
Viking Therapeutics Inc (a)	255	7,405
Viridian Therapeutics Inc (a)	169	5,577
		1,089,446
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	428	46,780
Baxter International Inc	1,525	30,607
Boston Scientific Corp (a)	1,163	108,776
Cooper Cos Inc/The (a)	841	68,441
Edwards Lifesciences Corp (a)	953	77,536
Globus Medical Inc Class A (a)	91	8,252
Hologic Inc (a)	366	27,424
ICU Medical Inc (a)	120	17,988
IDEXX Laboratories Inc (a)	116	77,773
Inspire Medical Systems Inc (a)	71	5,380
Insulet Corp (a)	23	5,884
Intuitive Surgical Inc (a)	25	12,606
iRhythm Technologies Inc (a)	111	17,151
Masimo Corp (a)	174	23,895
Merit Medical Systems Inc (a)	235	19,056
Penumbra Inc (a)	35	12,536
STERIS PLC	414	108,716
Stryker Corp	140	51,738
		720,539
Health Care Providers & Services - 1.9%
Acadia Healthcare Co Inc (a)	83	1,116
BrightSpring Health Services Inc (a)	435	17,082
Cardinal Health Inc	568	122,052
Cencora Inc	300	107,766
Cigna Group/The	670	183,655
CVS Health Corp	749	55,815
Elevance Health Inc	207	71,568
Encompass Health Corp	76	7,184
Ensign Group Inc/The	193	33,130
HealthEquity Inc (a)	67	5,740
Humana Inc	192	37,478
Labcorp Holdings Inc	84	22,808
LifeStance Health Group Inc (a)	1,098	7,763
McKesson Corp	150	124,682
Option Care Health Inc (a)	497	16,898
Privia Health Group Inc (a)	176	4,087
Progyny Inc (a)	528	12,603
Surgery Partners Inc (a)	418	6,211
Tenet Healthcare Corp (a)	19	3,596
UnitedHealth Group Inc	607	174,167
		1,015,401
Health Care Technology - 0.1%
Doximity Inc Class A (a)	31	1,161
Veeva Systems Inc Class A (a)	174	35,482
Waystar Holding Corp (a)	135	3,586
		40,229
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	234	31,321
Bruker Corp	594	26,308
Charles River Laboratories International Inc (a)	98	20,627
Danaher Corp	533	116,668
IQVIA Holdings Inc (a)	231	53,165
Mettler-Toledo International Inc (a)	36	49,437
Repligen Corp (a)	39	5,825
Revvity Inc	118	12,838
Thermo Fisher Scientific Inc	165	95,471
Waters Corp (a)	98	36,331
West Pharmaceutical Services Inc	118	27,272
		475,263
Pharmaceuticals - 2.5%
Axsome Therapeutics Inc (a)	85	15,661
Crinetics Pharmaceuticals Inc (a)	323	16,131
Elanco Animal Health Inc (a)	987	23,767
Eli Lilly & Co	628	651,330
Enliven Therapeutics Inc (a)	413	10,924
GSK PLC ADR	3,108	160,373
Haleon PLC ADR	4,990	52,245
Jazz Pharmaceuticals PLC (a)	24	3,948
Merck & Co Inc	2,542	280,306
Organon & Co	416	3,553
Perrigo Co PLC	67	952
Royalty Pharma PLC Class A	725	30,218
Viatris Inc	534	6,990
Zoetis Inc Class A	937	116,956
		1,373,354
TOTAL HEALTH CARE		4,714,232
Industrials - 10.5%
Aerospace & Defense - 2.7%
ATI Inc (a)	105	12,632
Axon Enterprise Inc (a)	78	37,719
Carpenter Technology Corp	174	55,302
Curtiss-Wright Corp	31	20,357
GE Aerospace	1,545	473,991
Howmet Aerospace Inc	339	70,539
Huntington Ingalls Industries Inc	111	46,677
Karman Holdings Inc (a)	245	25,431
Kratos Defense & Security Solutions Inc (a)	258	26,577
L3Harris Technologies Inc	533	182,739
Leonardo DRS Inc	385	15,808
Lockheed Martin Corp	39	24,735
Northrop Grumman Corp	188	130,145
Rocket Lab Corp	652	52,206
RTX Corp	709	142,459
Textron Inc	390	34,343
V2X Inc (a)	272	18,722
VSE Corp	88	19,234
Woodward Inc	38	12,078
		1,401,694
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	537	104,688
Expeditors International of Washington Inc	482	77,380
FedEx Corp	137	44,148
GXO Logistics Inc (a)	96	5,433
		231,649
Building Products - 0.6%
AAON Inc	82	7,467
Advanced Drainage Systems Inc	36	5,473
AZZ Inc	234	29,084
CSW Industrials Inc	48	12,959
Johnson Controls International plc	481	57,364
Lennox International Inc	55	27,229
Modine Manufacturing Co (a)	185	34,162
Simpson Manufacturing Co Inc	39	6,894
Tecnoglass Inc	257	12,570
Trane Technologies PLC	321	135,007
UFP Industries Inc	100	10,328
		338,537
Commercial Services & Supplies - 0.3%
Brady Corp Class A	120	10,376
BrightView Holdings Inc (a)	919	12,278
Brink's Co/The	229	29,092
HNI Corp	84	4,014
Veralto Corp	823	81,461
Vestis Corp	811	5,296
		142,517
Construction & Engineering - 0.5%
Comfort Systems USA Inc	31	35,405
EMCOR Group Inc	57	41,082
Granite Construction Inc	246	29,702
IES Holdings Inc (a)	160	60,846
Limbach Holdings Inc (a)	121	10,404
MasTec Inc (a)	29	6,973
Primoris Services Corp	131	19,421
Sterling Infrastructure Inc (a)	105	37,581
Valmont Industries Inc	18	8,020
		249,434
Electrical Equipment - 1.3%
Acuity Inc	29	8,968
Eaton Corp PLC	153	53,767
Emerson Electric Co	40	5,878
GE Vernova Inc	702	509,912
Hubbell Inc	4	1,952
Nextpower Inc Class A (a)	553	64,751
nVent Electric PLC	104	11,675
Regal Rexnord Corp	138	22,287
Rockwell Automation Inc	61	25,721
Thermon Group Holdings Inc (a)	241	10,905
Vertiv Holdings Co Class A	35	6,516
		722,332
Ground Transportation - 0.8%
ArcBest Corp	43	3,879
CSX Corp	1,656	62,531
JB Hunt Transport Services Inc	23	4,663
Landstar System Inc	151	22,553
Lyft Inc Class A (a)	1,020	17,207
Ryder System Inc	101	19,319
Saia Inc (a)	21	7,032
Schneider National Inc Class B	123	3,301
U-Haul Holding Co (a)	336	19,001
U-Haul Holding Co Class N	388	19,908
Uber Technologies Inc (a)	1,637	131,043
Union Pacific Corp	509	119,666
		430,103
Industrial Conglomerates - 0.4%
Honeywell International Inc	1,055	240,034
Machinery - 2.2%
Atmus Filtration Technologies Inc	289	16,753
Caterpillar Inc	309	203,124
CNH Industrial NV Class A	3,191	34,335
Crane Co	37	6,758
Cummins Inc	457	264,522
Deere & Co	348	183,744
Dover Corp	98	19,746
Federal Signal Corp	75	8,107
Gates Industrial Corp PLC (a)	752	17,311
Kadant Inc	7	2,247
Oshkosh Corp	70	10,067
PACCAR Inc	62	7,620
Parker-Hannifin Corp	52	48,664
Pentair PLC	1,358	143,092
REV Group Inc	558	35,656
SPX Technologies Inc (a)	91	18,965
Terex Corp	272	15,504
Wabash National Corp	1,181	11,964
Westinghouse Air Brake Technologies Corp	233	53,623
Xylem Inc/NY	540	74,450
		1,176,252
Passenger Airlines - 0.0%
Alaska Air Group Inc (a)	381	19,366
Professional Services - 0.7%
Automatic Data Processing Inc	607	149,820
Broadridge Financial Solutions Inc	142	27,990
Clarivate PLC (a)	1,047	2,774
CRA International Inc	116	21,917
ExlService Holdings Inc (a)	1,095	42,869
First Advantage Corp (a)	459	6,197
Jacobs Solutions Inc	476	64,384
KBR Inc	177	7,577
Leidos Holdings Inc	92	17,322
Maximus Inc	90	8,500
Parsons Corp (a)	58	4,062
Paychex Inc	235	24,236
		377,648
Trading Companies & Distributors - 0.6%
Air Lease Corp Class A	152	9,824
Applied Industrial Technologies Inc	20	5,208
Ferguson Enterprises Inc	211	53,269
FTAI Aviation Ltd	357	97,218
Herc Holdings Inc	243	34,832
United Rentals Inc	35	27,372
Wesco International Inc	38	10,998
WW Grainger Inc	84	90,715
Xometry Inc Class A (a)	123	7,027
		336,463
TOTAL INDUSTRIALS		5,666,029
Information Technology - 29.0%
Communications Equipment - 1.1%
Arista Networks Inc (a)	536	75,973
Ciena Corp (a)	245	61,693
Cisco Systems Inc	3,380	264,722
F5 Inc (a)	174	47,956
Lumentum Holdings Inc (a)	270	105,797
Motorola Solutions Inc	147	59,173
		615,314
Electronic Equipment, Instruments & Components - 0.6%
Advanced Energy Industries Inc	194	49,540
Avnet Inc	100	6,239
Belden Inc	220	25,852
Coherent Corp (a)	193	40,951
Crane NXT Co	192	9,700
ePlus Inc	106	9,096
Insight Enterprises Inc (a)	86	7,226
Keysight Technologies Inc (a)	218	47,160
Mirion Technologies Inc Class A (a)	656	16,295
OSI Systems Inc (a)	60	15,008
Sanmina Corp (a)	260	36,837
TD SYNNEX Corp	135	21,420
TTM Technologies Inc (a)	397	38,985
		324,309
IT Services - 1.6%
Accenture PLC Class A	556	146,584
Akamai Technologies Inc (a)	454	44,106
Cloudflare Inc Class A (a)	673	119,357
DXC Technology Co (a)	391	5,642
Gartner Inc (a)	110	23,057
Globant SA (a)	27	1,805
GoDaddy Inc Class A (a)	548	55,085
IBM Corporation	598	183,407
Kyndryl Holdings Inc (a)	111	2,553
MongoDB Inc Class A (a)	156	57,927
Okta Inc Class A (a)	645	54,490
Twilio Inc Class A (a)	676	81,431
VeriSign Inc	295	72,048
		847,492
Semiconductors & Semiconductor Equipment - 13.4%
Advanced Micro Devices Inc (a)	966	228,681
Analog Devices Inc	444	138,031
Applied Materials Inc	805	259,468
Astera Labs Inc (a)	323	48,650
Broadcom Inc	3,133	1,037,963
Cirrus Logic Inc (a)	141	18,378
Diodes Inc (a)	108	6,393
First Solar Inc (a)	163	36,760
GlobalFoundries Inc (a)	49	2,068
Intel Corp (a)	3,194	148,425
Lam Research Corp	917	214,083
Lattice Semiconductor Corp (a)	64	5,153
MACOM Technology Solutions Holdings Inc (a)	204	44,688
Marvell Technology Inc	3,801	299,975
Micron Technology Inc	1,149	476,697
Monolithic Power Systems Inc	87	97,801
NVIDIA Corp	20,776	3,970,917
Onto Innovation Inc (a)	140	28,287
QUALCOMM Inc	472	71,550
Texas Instruments Inc	393	84,711
		7,218,679
Software - 7.0%
Adobe Inc (a)	327	95,893
Agilysys Inc (a)	156	13,533
Appfolio Inc Class A (a)	19	3,608
AppLovin Corp Class A (a)	381	180,255
Autodesk Inc (a)	363	91,792
BILL Holdings Inc (a)	71	3,065
Cadence Design Systems Inc (a)	214	63,421
Ccc Intelligent Solutions Holdings Inc Class A (a)	706	5,351
Commvault Systems Inc (a)	168	14,398
Crowdstrike Holdings Inc Class A (a)	86	37,961
Dynatrace Inc (a)	641	24,416
Elastic NV (a)	59	3,890
Fair Isaac Corp (a)	10	14,632
Fortinet Inc (a)	377	30,635
Gen Digital Inc	2,151	51,602
Gitlab Inc Class A (a)	68	2,378
Guidewire Software Inc (a)	72	10,135
HubSpot Inc (a)	62	17,360
Intapp Inc (a)	126	4,278
Intuit Inc	180	89,806
Microsoft Corp	4,743	2,040,865
nCino Inc (a)	381	8,134
Nutanix Inc Class A (a)	383	15,063
Oracle Corp	1,012	166,555
Palantir Technologies Inc Class A (a)	866	126,947
Palo Alto Networks Inc (a)	556	98,395
PAR Technology Corp (a)	279	7,313
Pegasystems Inc	118	5,155
Procore Technologies Inc (a)	93	5,254
PTC Inc (a)	183	28,572
Salesforce Inc	891	189,150
SentinelOne Inc Class A (a)	253	3,537
Servicenow Inc (a)	1,130	132,221
SPS Commerce Inc (a)	133	11,872
Strategy Inc Class A (a)	146	21,858
Synopsys Inc (a)	209	97,209
Tyler Technologies Inc (a)	60	22,164
Varonis Systems Inc (a)	360	10,742
Workday Inc Class A (a)	130	22,832
Workiva Inc Class A (a)	218	16,790
Zscaler Inc (a)	92	18,401
		3,807,438
Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc	9,471	2,457,535
Dell Technologies Inc Class C	246	28,152
GPGI Inc Class A (a)	2,228	52,514
Hewlett Packard Enterprise Co	1,442	31,032
NetApp Inc	324	31,217
Sandisk Corp/DE	143	82,404
Seagate Technology Holdings PLC	26	10,600
Western Digital Corp	707	176,913
		2,870,367
TOTAL INFORMATION TECHNOLOGY		15,683,599
Materials - 1.6%
Chemicals - 0.6%
Corteva Inc	511	37,201
Ecolab Inc	644	181,602
Element Solutions Inc	615	17,897
FMC Corp	141	2,227
Linde PLC	67	30,617
PPG Industries Inc	346	40,008
Sherwin-Williams Co/The	33	11,703
		321,255
Construction Materials - 0.4%
CRH PLC	1,424	174,312
James Hardie Industries PLC (a)	739	16,990
Martin Marietta Materials Inc	54	35,205
		226,507
Containers & Packaging - 0.2%
AptarGroup Inc	49	6,122
Ball Corp	548	31,165
Crown Holdings Inc	357	37,371
International Paper Co	252	10,161
		84,819
Metals & Mining - 0.4%
Coeur Mining Inc (a)	670	13,695
Commercial Metals Co	158	12,145
Constellium SE (a)	315	7,078
Newmont Corp	1,147	128,865
Nucor Corp	132	23,459
Royal Gold Inc	31	8,163
Steel Dynamics Inc	136	24,422
		217,827
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	212	17,752
TOTAL MATERIALS		868,160
Real Estate - 1.8%
Health Care REITs - 0.4%
CareTrust REIT Inc	546	20,388
Medical Properties Trust Inc	583	2,926
Sabra Health Care REIT Inc	623	11,669
Welltower Inc	1,047	197,213
		232,196
Hotel & Resort REITs - 0.0%
Park Hotels & Resorts Inc	557	6,087
Industrial REITs - 0.1%
Prologis Inc	614	80,164
Office REITs - 0.0%
Douglas Emmett Inc	299	3,157
Kilroy Realty Corp	286	9,862
		13,019
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	373	63,534
Compass Inc Class A (a)	4,041	50,593
Cushman & Wakefield Ltd	1,613	26,518
Howard Hughes Holdings Inc (a)	62	5,063
Jones Lang LaSalle Inc (a)	39	13,958
		159,666
Retail REITs - 0.0%
Tanger Inc	357	11,681
Specialized REITs - 1.0%
American Tower Corp	652	116,891
Crown Castle Inc	1,034	89,762
Digital Realty Trust Inc	572	94,923
Equinix Inc	164	134,633
Iron Mountain Inc	187	17,228
Outfront Media Inc	974	23,688
SBA Communications Corp Class A	50	9,205
		486,330
TOTAL REAL ESTATE		989,143
Utilities - 1.5%
Electric Utilities - 0.9%
Constellation Energy Corp	158	44,347
Eversource Energy	1,539	106,391
Exelon Corp	3,121	139,759
NextEra Energy Inc	1,438	126,401
PG&E Corp	2,232	34,417
		451,315
Gas Utilities - 0.2%
Atmos Energy Corp	272	45,244
New Jersey Resources Corp	202	9,995
Southwest Gas Holdings Inc	214	17,723
UGI Corp	1,014	40,672
		113,634
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	93	3,361
Multi-Utilities - 0.4%
NiSource Inc	2,019	89,422
Public Service Enterprise Group Inc	649	53,451
Sempra	702	61,081
		203,954
Water Utilities - 0.0%
Essential Utilities Inc	582	22,576
TOTAL UTILITIES		794,840
TOTAL UNITED STATES		49,764,161
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (a)	3,964	112,051
TOTAL COMMON STOCKS (Cost $39,821,710)		51,799,879

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,490,588)	3.70	1,490,290	1,490,588

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $41,312,298)	53,290,467
NET OTHER ASSETS (LIABILITIES) - 1.6%	881,415
NET ASSETS - 100.0%	54,171,882

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	5	3/2026	1,741,438	8,449

The notional amount of long futures as a percentage of Net Assets is 3.2%.

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,943 or 0.1% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,398 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,063,042	19,016,843	18,589,194	64,768	(103)	-	1,490,588	1,490,290	0.0%
Total	1,063,042	19,016,843	18,589,194	64,768	(103)	-	1,490,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,799,633	4,727,080	72,553	-
Consumer Discretionary	5,206,168	5,177,125	29,043	-
Consumer Staples	2,044,970	2,011,444	33,526	-
Energy	2,398,752	2,398,752	-	-
Financials	7,236,980	7,220,780	15,665	535
Health Care	4,971,323	4,958,834	12,489	-
Industrials	5,740,309	5,702,074	38,235	-
Information Technology	16,402,657	16,402,657	-	-
Materials	1,130,396	1,130,396	-	-
Real Estate	995,838	995,838	-	-
Utilities	872,853	821,409	51,444	-

Money Market Funds	1,490,588	1,490,588	-	-
Total Investments in Securities:	53,290,467	53,036,977	252,955	535
Derivative Instruments:

Assets
Futures Contracts	8,449	8,449	-	-
Total Assets	8,449	8,449	-	-
Total Derivative Instruments:	8,449	8,449	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,449	-
Total Equity Risk	8,449	-
Total Value of Derivatives	8,449	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $39,821,710)	$51,799,879
Fidelity Central Funds (cost $1,490,588)	1,490,588

Total Investment in Securities (cost $41,312,298)		$53,290,467
Segregated cash with brokers for derivative instruments		45,442
Foreign currency held at value (cost $99)		98
Receivable for fund shares sold		808,993
Dividends receivable		26,604
Distributions receivable from Fidelity Central Funds		6,476
Total assets		54,178,080
Liabilities
Payable for fund shares redeemed	$1,137
Accrued management fee	152
Payable for daily variation margin on futures contracts	2,875
Custody fee payable	2,034
Total liabilities		6,198
Net Assets		$54,171,882
Net Assets consist of:
Paid in capital		$41,660,567
Total accumulated earnings (loss)		12,511,315
Net Assets		$54,171,882
Net Asset Value, offering price and redemption price per share ($54,171,882 ÷ 3,232,242 shares)		$16.76
Statement of Operations
Year ended January 31, 2026
Investment Income
Dividends		$479,290
Interest		2,758
Income from Fidelity Central Funds		64,768
Total income		546,816
Expenses
Custodian fees and expenses	$9,999
Independent trustees' fees and expenses	144
Total expenses before reductions	10,143
Expense reductions	(9,451)
Total expenses after reductions		692
Net Investment income (loss)		546,124
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	407,676
Fidelity Central Funds	(103)
Foreign currency transactions	91
Futures contracts	150,862
Total net realized gain (loss)		558,526
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,580,124
Assets and liabilities in foreign currencies	(3)
Futures contracts	8,397
Total change in net unrealized appreciation (depreciation)		6,588,518
Net gain (loss)		7,147,044
Net increase (decrease) in net assets resulting from operations		$7,693,168
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$546,124	$312,905
Net realized gain (loss)	558,526	242,370
Change in net unrealized appreciation (depreciation)	6,588,518	3,894,752
Net increase (decrease) in net assets resulting from operations	7,693,168	4,450,027
Distributions to shareholders	(560,180)	(514,411)

Share transactions
Proceeds from sales of shares	26,644,773	15,915,908
Reinvestment of distributions	560,180	514,411
Cost of shares redeemed	(8,657,475)	(3,599,236)

Net increase (decrease) in net assets resulting from share transactions	18,547,478	12,831,083
Total increase (decrease) in net assets	25,680,466	16,766,699

Net Assets
Beginning of period	28,491,416	11,724,717
End of period	$54,171,882	$28,491,416

Other Information
Shares
Sold	1,788,280	1,193,192
Issued in reinvestment of distributions	34,832	35,756
Redeemed	(560,959)	(257,925)
Net increase (decrease)	1,262,153	971,023

Financial Highlights
Fidelity® Series Sustainable U.S. Market Fund

Years ended January 31,	2026	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$14.46	$11.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.20	.14
Net realized and unrealized gain (loss)	2.30	2.81	1.72
Total from investment operations	2.50	3.01	1.86
Distributions from net investment income	(.17)	(.17)	(.12)
Distributions from net realized gain	(.03)	(.12)	(.01)
Total distributions	(.20)	(.29)	(.12) D
Net asset value, end of period	$16.76	$14.46	$11.74
Total Return E,F	17.34%	25.66%	18.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.02%	.07%	.10% I
Expenses net of fee waivers, if any	- % J	-% J	-% I,J
Expenses net of all reductions, if any	-% J	-% J	-% I,J
Net investment income (loss)	1.34%	1.47%	1.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$54,172	$28,491	$11,725
Portfolio turnover rate K	28%	27%	28% I

AFor the period May 11, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Series Sustainable U.S. Market Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,647,536
Gross unrealized depreciation	(1,742,535)
Net unrealized appreciation (depreciation)	$11,905,001
Tax Cost	$41,385,466

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$75,044
Undistributed long-term capital gain	$531,271
Net unrealized appreciation (depreciation) on securities and other investments	$11,905,000

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Ordinary Income	$506,966	$ 384,898
Long-term Capital Gains	53,214	129,513
Total	$560,180	$ 514,411

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable U.S. Market Fund	28,282,568	10,783,608
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Sustainable U.S. Market Fund	175

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Sustainable U.S. Market Fund	207,125	115,061	(1,294)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through May 31, 2029. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $8,778.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $673.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Series Sustainable U.S. Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Sustainable U.S. Market Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the two years in the period ended January 31, 2026 and for the period May 11, 2023 (commencement of operations) through January 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the two years in the period ended January 31, 2026 and for the period May 11, 2023 (commencement of operations) through January 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 17, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $532,857, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $64,898 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 92%, and 76% of the dividends distributed in March and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 84.97%, and 83.92% of the dividends distributed in March and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.21%, and 4.55% of the dividends distributed in March and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9908959.102
SUQ-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026